Fair Values of Assets and Liabilities - Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Financial Assets
Cash and due from banks	$ 10,654		$ 8,477		$ 8,252	$ 13,962
Investment securities held-to-maturity	44,974	[1]	38,920	[1]
Financial Liabilities
Deposits	282,733		262,123
Long-term debt	32,260		20,049
Carrying Amount [Member]
Financial Assets
Cash and due from banks	10,654		8,477
Federal funds sold and securities purchased under resale agreements	118		163
Investment securities held-to-maturity	44,974		38,920
Loans held for sale	18		5
Loans	243,735		230,857
Other financial instruments	2,187		2,443
Financial Liabilities
Deposits	282,733		262,123
Short-term borrowings	29,184		26,945
Long-term debt	32,260		20,049
Other Liabilities	1,231		1,263
Fair Value [Member]
Financial Assets
Cash and due from banks	10,654		8,477
Federal funds sold and securities purchased under resale agreements	118		163
Investment securities held-to-maturity	45,140		38,368
Loans held for sale	18		5
Loans	245,424		231,480
Other financial instruments	2,193		2,463
Financial Liabilities
Deposits	282,708		262,200
Short-term borrowings	28,973		26,863
Long-term debt	32,659		20,391
Other Liabilities	1,231		1,263
Fair Value [Member] | Level 1 [Member]
Financial Assets
Cash and due from banks	10,654		8,477
Investment securities held-to-maturity	1,928		2,589
Fair Value [Member] | Level 2 [Member]
Financial Assets
Federal funds sold and securities purchased under resale agreements	118		163
Investment securities held-to-maturity	43,124		35,678
Other financial instruments	924		1,080
Financial Liabilities
Deposits	282,708		262,200
Short-term borrowings	28,973		26,863
Long-term debt	32,659		20,391
Fair Value [Member] | Level 3 [Member]
Financial Assets
Investment securities held-to-maturity	88		101
Loans held for sale	18		5
Loans	245,424		231,480
Other financial instruments	1,269		1,383
Financial Liabilities
Other Liabilities	$ 1,231		$ 1,263

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.